Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 18 – SUBSEQUENT EVENTS
The Company has completed an evaluation of all subsequent events through March 29, 2022 to ensure that these consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements and events which occurred but were not recognized in the consolidated financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.
Stock-Based Compensation
On January 4, 2022, the Company issued Restricted Stock Units (RSUs) pursuant to the 2021 Long-Term Stock Incentive Plan that include only service conditions, RSU’s that include only performance-based conditions and RSU’s that includes both service and performance-based conditions.
The Company
issued approximately 3.1 million RSUs with only service conditions, up to approximately 0.8 million RSUs with both service and performance-based conditions and up to approximately 0.8 million RSUs with only performance-based conditions.
The maximum estimated
fair value the Company expects to recognize related to RSU’s with only service conditions is $21.7 million, over the vesting term (the next four years). The maximum estimated fair value the Company expects to recognize related to RSU’s that include performance-based conditions (including those that include service and performance-based conditions is approximately $11.6 million, respectively over the requisite service period of the RSUs.
Business Acquisitions
On February 16, 2022, the
Company acquired 100%
of the
outstanding s
hare capital of Business Mobility Partners, Inc. and Simon IoT LCC, collectively, the “Acquired Companies” which are industry-leading mobility service providers, to expand the Company’s services and solutions within the healthcare and life sciences industries (the “BMP Business Combination Agreement”).
The transaction
was funded by available cash and the issuance of the Company’s shares. Estimated transaction costs for legal, consulting, accounting, and other related costs to be incurred in connection with the acquisition of the Acquired Companies are expected to be $1.7 million.
The following table summarizes the preliminary allocation of the consideration transferred for the Acquired Companies, including the identified assets acquired and liabilities assumed as of the Acquisition Date. The purchase price allocation is preliminary and is subject to revision as additional information about the fair value of the assets acquired and liabilities assumed, including working capital, acquired intangibles and deferred income taxes, become available.

(in thousands)

Cash, including closing cash and working capital adjustments	$47,336
Fair value of KORE common stock issued to sellers (4,212,246 shares)	23,294

Total consideration	$70,630
Assets acquired:
Cash	1,996
Accounts receivable	3,115
Inventories	1,323
Prepaid expenses and other receivables	821
Property and equipment	201
Intangible assets	30,060
Total Assets acquired	37,516
Liabilities assumed:
Deferred tax liabilities	7,611
Accounts payable and accrued liabilities	2,607
Liabilities assumed	10,218

Net identifiable assets acquired	27,298

Goodwill (excess of consideration transferred over net identifiable assets acquired)	$43,332

Goodwill represents the future economic benefits that we expect to achieve as a result of the acquisition of the Acquired Companies. A portion of the goodwill resulting from the acquisition is deductible for tax purposes.
The BMP Business Combination Agreement contains customary indemnification terms. Under the BMP Business Combination Agreement, a portion of the cash purchase price, approximately $3.45 million paid at closing is being held in escrow, for a maximum of 18 months from the closing date, to guarantee performance of general representations and warranties regarding closing amounts and to indemnify the Company against any future claims.
As of the date of this filing, it was not practical for the Company to report the pro forma financial information under ASC 805 for the Acquired Companies due to the timing of the acquisition and the number of judgements involved in preparing the pro forma financial information, including estimating the useful lives of the Acquired Companies intangible assets and converting the Acquired Companies historical results from the cash basis of accounting to the accrual basis of accounting.